Shareholder Report, Holdings (Details) - Capital Group International Equity ETF	Nov. 30, 2025
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.65%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.95%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.42%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%